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KENNETH R. EARLEY kenneth.earley@dechert.com +1 (617) 728-7139 Direct +1 (617) 275-8374 Fax

July 22, 2009

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

Re:	Hartford HLS Series Fund II, Inc. – Registration Statement on Form N-14
(File No. 333-159997)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus being used in connection with the offering of shares for Hartford Growth Opportunities HLS Fund, an existing series of Hartford HLS Series Fund II, Inc. (the “Registrant”), pursuant to Rule 497(b) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify the following on behalf of the Registrant pursuant to Rule 497(j) under the 1933 Act:

1.

that the form of prospectus that would have been filed under Rule 497(b) of the 1933 Act would not have differed from that contained in the Post-Effective Amendment No. 1 to the Registrant’s registration statement filed on Form N-14 under the 1933 Act (the “Amendment”) on July 17, 2009; and

2.

that the text of the Amendment was filed electronically with the Securities and Exchange Commission on July 17, 2009 as part of Post-Effective Amendment No. 1 under the 1933 Act to the Registrant’s registration statement on Form N-14.

No fees are required in connection with this filing. Please feel free to contact the undersigned at 617.728.7139 should you have any questions.

Sincerely,

/s/ Kenneth R. Earley
Kenneth R. Earley Associate

cc:	Michael G. Phillips, Senior Counsel and Asst. V.P. of The Hartford John V. O’Hanlon, Dechert LLP

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